Asset Retirement Obligations - Changes In Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [Abstract]
Accretion	$ 15,683	$ 12,381
Government grants	(4,009)	(2,857)
Less current portion of asset retirement obligations	12,813	11,080
Non-current portion of asset retirement obligations	576,110	732,603
Asset retirement obligation
Reconciliation of changes in other provisions [Abstract]
Balance, beginning of the year	743,683	760,383
Liabilities incurred	19,942	14,845
Liabilities settled	(18,351)	(6,662)
Liabilities acquired from property acquisitions	950	249
Liabilities divested	(3,464)	(3,161)
Proceeds from dispositions	0	(4,113)
Accretion	15,683	12,381
Government grants	(4,009)	(2,857)
Change in estimate	6,124	(9,686)
Changes in discount rates and inflation rates	(173,086)	(17,381)
Foreign currency translation	1,451	(315)
Balance, end of the year	$ 588,923	$ 743,683